Additional disclosures to financial instruments - Loans (Details) € in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Additional disclosures to financial instruments
Face value			€ 525	€ 21,244
Carrying amount			154	24,070
Proceeds from issuance of long-term debt		€ 5,000
Current borrowing capacity			€ 100
Interest rate for credit line			5.15%
Restricted cash
Additional disclosures to financial instruments
Assets as collateral to bank				2,342
Bond funds (restricted)
Additional disclosures to financial instruments
Assets as collateral to bank				0
Non-current restricted cash
Additional disclosures to financial instruments
Assets as collateral to bank			€ 2,047
Land, buildings and leasehold improvements
Additional disclosures to financial instruments
Assets as collateral to bank				15,000
Production equipment
Additional disclosures to financial instruments
Assets as collateral to bank			€ 310	569
Secured Bank Loan, 2.47%
Additional disclosures to financial instruments
Nominal interest rate			2.47%
Face value				2,000
Carrying amount				1,616
Secured Bank Loan, 2.72%
Additional disclosures to financial instruments
Nominal interest rate			2.72%
Face value				1,000
Carrying amount				809
Secured Bank Loan, 2.42%
Additional disclosures to financial instruments
Nominal interest rate			2.42%
Face value				500
Carrying amount				409
Secured Bank Loan, 2.73%
Additional disclosures to financial instruments
Nominal interest rate			2.73%
Face value				500
Carrying amount				411
Secured Bank Loan, 1.75%
Additional disclosures to financial instruments
Nominal interest rate			1.75%
Face value				1,000
Carrying amount				823
Secured Bank Loan, 2.49%
Additional disclosures to financial instruments
Nominal interest rate	2.49%		2.49%
Face value	€ 500		€ 500	500
Carrying amount			€ 131	233
Number of 3D printers serving as collateral | item	2
Maturity term	5 years
Secured Bank Loan, 2.48%
Additional disclosures to financial instruments
Nominal interest rate			2.48%
Face value				675
Carrying amount				96
Unsecured Bank Loan, 2.90%
Additional disclosures to financial instruments
Nominal interest rate			2.90%
Face value				40
Carrying amount				2
Secured Bank Loan, 0.00%
Additional disclosures to financial instruments
Nominal interest rate			0.00%
Face value				10,000
Carrying amount				13,528
Secured Bank Loan, 12.00%
Additional disclosures to financial instruments
Nominal interest rate			12.00%
Face value				5,000
Carrying amount				6,124
Unsecured Bank Loan, 2.95%
Additional disclosures to financial instruments
Nominal interest rate			2.95%
Face value			€ 25	29
Carrying amount			€ 23	19
Unsecured Bank Loan, 3.92%
Additional disclosures to financial instruments
Nominal interest rate			3.92%
Face value				29
Carrying amount				€ 19